Operating Lease Agreements (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2015 USD ($) location	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Number of locations the Company as lessee | location		2,707
Lease term of aircraft operating lease agreement	8 years
Periodic payments for aircraft operating lease agreement	$ 690
Fixed amount of early purchase option	26,685
Cash deposit as collateral for obligations assumed under the agreement	$ 5,325	$ 5,325	$ 5,325
Minimum [Member]
Operating Leased Assets [Line Items]
Lease term for most restaurants		10 years
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term for most restaurants		20 years